Fair Value Measurement - Recurring (Details) - Fair value, recurring - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurement
Short-term investments	¥ 2,829,462	¥ 336,217
Total	2,829,462	336,217
Level 2
Fair Value Measurement
Short-term investments	2,829,462	336,217
Total	¥ 2,829,462	¥ 336,217